Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	$ 2,948,804	$ 3,429,873	$ 2,978,559
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	833,643	757,756	696,566
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	4,513,503	4,549,575	4,593,223
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	204,048	196,791	203,999
Employee statutory profit-sharing payable	4,700	12,883	8,218
Liquidity | Accrued interest
Financial risk management
Financial Liabilities	44,295	42,438	40,227
Liquidity | Short-term and long-term financial leasing
Financial risk management
Financial Liabilities	194,763	220,860	28,806
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 167,704	$ 187,515	$ 226,202